Offerings	Dec. 12, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 27,600,003
Amount of Registration Fee	$ 3,811.56
Offering Note	Includes up to an additional 15% of the aggregate offering price to cover the underwriter’s option to purchase securities to be offered by the Company to cover over-allotments, if any.Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, or the Securities Act, we are also registering an indeterminate number of shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, or similar transactions.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rules 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Underwriters Warrants
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Includes up to an additional 15% of the aggregate offering price to cover the underwriter’s option to purchase securities to be offered by the Company to cover over-allotments, if any.No fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying Underwriters Warrants
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 3,450,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 476.45
Offering Note	Includes up to an additional 15% of the aggregate offering price to cover the underwriter’s option to purchase securities to be offered by the Company to cover over-allotments, if any.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rules 457(g) under the Securities Act.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The underwriter’s warrants are exercisable at a per share exercise price equal to 125% of the public offering price. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the underwriter’s warrants is $3,450,000, which is equal to 125% of $2,760,000 (which is 10% of $27,600,003, the aggregate offering price of the securities offered by the Company).